(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
(LOSS) / INCOME PER SHARE
(LOSS) / INCOME PER SHARE

14.          (LOSS) / INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) / income per ordinary share for the following years:

	Year ended December 31,
	2019	2020	2021

Numerator:
Net income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$999	$13,317	$13,129
Net: Change in fair value of convertible promissory notes	14,591	—	—
Adjusted net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net (loss) / income per ordinary share —diluted	(13,592)	13,317	13,129
Denominator:
Weighted average number of shares used in calculating net income per ordinary share —basic	$137,588,401	$220,419,544	$224,306,117
Weighted average number of shares used in calculating net (loss) / income per ordinary share —diluted	$223,517,833	$225,904,549	$226,568,979
Net income per ordinary share- basic	$0.01	$0.06	$0.06
Net (loss) / income per ordinary share- diluted	$(0.06)	$0.06	$0.06

For the years ended December 31, 2019, 2020 and 2021, certain outstanding options and nonvested shares were excluded from the computation of diluted net (loss) / income per share as their inclusion would have been anti-dilutive.